Commitments and Contingencies (Details Textual)		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 03, 2014 USD ($) shares	Feb. 28, 2007 shares	Mar. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($) ft²
Commitments and Contingencies (Textual)
Commitments related to agreements			$ 475,000	$ 500,000
Maximum payment for commitment milestones	$ 10,000,000		$ 7,900,000	$ 7,900,000
Lease amendment date			October 2017	October 2017
Lease agreement expire			Oct. 31, 2020	Oct. 31, 2020
Percentage for royalties			6.00%	6.00%
Number of months after that rent increase			12 months	12 months
Monthly rent amount before increment			$ 11,367	$ 11,367
Monthly rent amount before increment, per square foot			$ 22.00	$ 22.00
Number of remaining months for which increased rent paid			12 months	12 months
Rent increase			$ 11,625	$ 11,625
Rent increase, per square foot			22.50	22.50
Monthly rent amount after increment			11,883	11,883
Monthly rent amount after increment, per square foot			23.00	23.00
Assets acquired payments to cash	$ 275,000
Shares issued in connection with asset purchase agreement, shares | shares	184,912
Stock price on date of grant	$ 3,750,000
Maximum percentage of ownership outstanding stock	19.90%
Accrued payment			$ 197,000	$ 197,000
Office space | ft²			6,200	6,200
Dr. Schaber [Member]
Commitments and Contingencies (Textual)
Number of common shares transferred to third party | shares		5,000